WARRANT LIABILITIES (Details Narrative)	Apr. 14, 2024 SGD ($)
Class of Warrant or Right [Line Items]
Long term debt percentage bearing fixed interest rate	12.00%
Long term debt term	24 months
Credit facilities at nominal consideration amount	$ 1
Tan Keng Kuat And Sons Pte Ltd [Member]
Class of Warrant or Right [Line Items]
Working capital	50,000
Ng Jian Da [Member]
Class of Warrant or Right [Line Items]
Working capital	$ 200,000